Servicing Activities and Mortgage Servicing Rights (Notes)	12 Months Ended
Dec. 31, 2013
Servicing Activities and Mortgage Servicing Rights [Abstract]
Servicing Activities and Mortgage Servicing Rights
9.  Servicing Activities and Mortgage Servicing Rights
A summary of MSR activities for the years ended December 31, 2013, 2012 and 2011 is as follows:

	2013	2012	2011
Balance, beginning of year	$375,859	$489,496	$573,196
Originated servicing rights capitalized upon sale of loans	100,426	76,238	56,268
Acquired servicing rights	65,188	14,445	—
Amortization	(126,803)	(137,433)	(96,022)
Decrease (increase) in valuation allowance	94,951	(63,508)	(39,455)
Other	(2,941)	(3,379)	(4,491)
Balance, end of year	$506,680	$375,859	$489,496

Valuation allowance:
Balance, beginning of year	$102,963	$39,455	$—
Increase in valuation allowance	693	68,206	39,455
Recoveries	(95,644)	(4,698)	—
Balance, end of year	$8,012	$102,963	$39,455

Components of loan servicing fee income, which includes servicing fees related to sales and securitizations, for the years ended December 31, 2013, 2012 and 2011 are presented below:

	2013	2012	2011
Contractually specified service fees, net	$149,237	$135,817	$149,065
Other ancillary fees	37,034	37,014	38,233
Other	2,488	2,433	2,141
	$188,759	$175,264	$189,439

Residential
The Company services mortgage loans for itself and others. At December 31, 2013 and 2012, the Company’s residential mortgage servicing portfolio totaled $59,492,000 and $49,422,000, respectively, including residential mortgage loans held for sale. At December 31, 2013 and 2012, the Company was subservicing approximately $1,543,000 and $1,776,000, respectively. For the years ended December 31, 2013, 2012 and 2011, the Company recognized subservicing revenue of $2,488, $2,433 and $2,141, respectively.
In connection with the servicing of the above loans, the Company maintains escrow funds for taxes and insurance in the name of investors, as well as collections in transit to investors. These escrow funds are segregated and held in separate bank accounts at EB or other financial institutions. Escrow funds held at the Company and included as noninterest-bearing deposits in the accompanying consolidated balance sheets are $845,359 and $1,143,520 at December 31, 2013 and 2012, respectively. Escrow funds deposited at other financial institutions and not included in the consolidated balance sheets are $81,732 and $103,871 at December 31, 2013 and 2012, respectively.
At December 31, 2013 and 2012, the Company had insurance coverage for errors and omissions in the amount of $20,000 and $20,000, respectively, and fidelity bond insurance of $65,000 and $60,000, respectively, related to these servicing activities.
On April 1, 2013, EverBank purchased the servicing rights to $12,962,454 of UPB of Fannie Mae residential servicing assets for $63,555 , which transferred on July 1, 2013. The acquired servicing rights are included in the residential class of MSR.
For loans securitized and sold for the years ended December 31, 2013 and 2012 with servicing retained, management used the following assumptions to determine the fair value of residential MSR at the date of securitization:

	2013			2012
Average discount rates	9.33%	—	9.85%	8.60%	—	9.92%
Expected prepayment speeds	8.78%	—	14.93%	10.13%	—	18.67%
Weighted-average life in years	5.33	—	8.08	4.65	—	6.70

At December 31, 2013 and 2012, the Company estimated the fair value of its capitalized residential MSR to be approximately $528,848 and $363,173, respectively. The carrying value of its residential MSR was $499,973 and $363,159 at December 31, 2013 and 2012, respectively. The unpaid principal balance below excludes $6,677,000 and $7,049,000 at December 31, 2013 and 2012, respectively, for loans with no related MSR basis.
The characteristics used in estimating the fair value of the residential MSR portfolio at December 31, 2013 and 2012 are as follows:

	2013	2012
Unpaid principal balance	$52,816,000	$42,373,000
Gross weighted-average coupon	4.46%	4.66%
Weighted-average servicing fee	0.29%	0.30%
Expected prepayment speed (1)	14.87%	19.73%
(1) The prepayment speed assumptions include a blend of prepayment speeds that are influenced by mortgage interest rates, the current macroeconomic environment and borrower behaviors and may vary over the expected life of the asset.
A sensitivity analysis of the Company’s fair value of residential mortgage servicing rights to hypothetical adverse changes of 10% and 20% to the weighted-average of certain key assumptions as of December 31, 2013 and 2012 is presented below.

	2013	2012
Prepayment Rate
10% adverse rate change	$22,941	$23,100
20% adverse rate change	44,156	44,232
Discount Rate
10% adverse rate change	19,303	12,696
20% adverse rate change	37,294	24,539
In the previous table, the effect of a variation in a specific assumption on the fair value is calculated without changing any other assumptions. This analysis typically cannot be extrapolated because the relationship of a change in one key assumption to the change in the fair value of the Company’s mortgage servicing rights usually is not linear. The effect of changing one key assumption will likely result in the change of another key assumption which could impact the sensitivities.
Commercial
During 2012 the Company acquired $14,445 of commercial MSR in connection with the BPL acquisition. As of December 31, 2013, the carrying value and fair value of our commercial MSR was $6,707. As of December 31, 2012, the carrying value and fair value of our commercial MSR was $12,700 and $15,698, respectively. Also as a result of the BPL acquisition, $15,771 of prepayment penalty income related to serviced loans in the Business Lending Trusts was recognized during the year ended December 31, 2013 in other noninterest income.